Stock Options (Details 1) - Stock option [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Outstanding
Outstanding, Number of Option Shares	338,000	212,044	162,044
Outstanding, Weighted Average Exercise Price	$ 4.47	$ 12.79	$ 16.09
Outstanding, Weighted Average Remaining Life (Years)	2 years 2 months 5 days	1 year 4 months 20 days	2 years 8 months 23 days
Exercisable
Exercisable, Number of Option Shares	338,000	182,044	102,044
Exercisable, Weighted Average Exercise Price	$ 4.61	$ 14.40	$ 23.79
5.74 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices	$ 5.74
Outstanding
Outstanding, Number of Option Shares	198,000
Outstanding, Weighted Average Exercise Price	$ 5.74
Outstanding, Weighted Average Remaining Life (Years)	2 years 8 months 26 days
Exercisable
Exercisable, Number of Option Shares	198,000
Exercisable, Weighted Average Exercise Price	$ 5.74
$3.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices	$ 3.00	$ 3.00	$ 3.00
Outstanding
Outstanding, Number of Option Shares	90,000	90,000	90,000
Outstanding, Weighted Average Exercise Price	$ 3.00	$ 3.00	$ 3.00
Outstanding, Weighted Average Remaining Life (Years)	1 year 2 months 12 days	4 years 8 months 16 days	4 years 8 months 16 days
Exercisable
Exercisable, Number of Option Shares	60,000	60,000	30,000
Exercisable, Weighted Average Exercise Price	$ 3.00	$ 3.00	$ 3.00
$2.09 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices	$ 2.09	$ 2.09
Outstanding
Outstanding, Number of Option Shares	50,000	50,000
Outstanding, Weighted Average Exercise Price	$ 2.09	$ 2.09
Outstanding, Weighted Average Remaining Life (Years)	1 year 8 months 26 days	2 years 2 months 27 days
Exercisable
Exercisable, Number of Option Shares	50,000	50,000
Exercisable, Weighted Average Exercise Price	$ 2.09	$ 2.09
$54.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices		$ 54.00	$ 54.00
Outstanding
Outstanding, Number of Option Shares		25,000	25,000
Outstanding, Weighted Average Exercise Price		$ 54.00	$ 54.00
Outstanding, Weighted Average Remaining Life (Years)		2 months 30 days	1 year 2 months 30 days
Exercisable
Exercisable, Number of Option Shares		25,000	25,000
Exercisable, Weighted Average Exercise Price		$ 54.00	$ 54.00
$21.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices		$ 21.00	$ 21.00
Outstanding
Outstanding, Number of Option Shares		47,044	47,044
Outstanding, Weighted Average Exercise Price		$ 21.00	$ 21.00
Outstanding, Weighted Average Remaining Life (Years)		1 year 5 months 27 days	1 year 5 months 27 days
Exercisable
Exercisable, Number of Option Shares		47,044	47,044
Exercisable, Weighted Average Exercise Price		$ 21.00	$ 21.00